GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

Goodwill
Balances at December 31, 2022	$6,462,153
Impairment of goodwill pertaining to Optilan	(6,568,877)
Foreign exchange translation	106,724
Balances at June 30, 2023	$–

Schedule of patents

	June 30,	December 31,
	2023	2022
Patents	$904,269	$904,269
Less: accumulated amortization	(661,908)	(636,394)
Patents, net	$242,361	$267,875